NOTE B—SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental disclosures
	2012	2011

Income Taxes	$--	$--
Interest	22,418	22,583

	2011	2010
Income Taxes	$--	$--
Interest	$29,537	$22,031